ING Investors Trust

ING MFS Total Return Portfolio

(“Portfolio”)

Supplement dated December 29, 2008

to the Adviser Class (“ADV Class”) Prospectus, Institutional Class (“Class I”)
Prospectus, Service Class (“Class S”) Prospectus and Service 2 Class (“Class S2”)
Prospectus each dated April 28, 2008

Effective November 20, 2008, Joshua P. Marston replaced Gregory W. Locraft, Jr. as a portfolio manager to the Portfolio.  The ADV Class, Class I, Class S and Class S2 Prospectuses are amended to reflect the following:

1.                                       All references to Gregory W. Locraft, Jr. are hereby deleted and replaced with Joshua P. Marston.

2.                                       The second paragraph under the section entitled “Description of the Portfolios – More on the Sub-Adviser” on page 60 of the ADV Class Prospectus, and page 64 of the Class I Prospectus, Class S Prospectus and Class S2 Prospectus are hereby amended to delete the information relating to Gregory W. Locraft, Jr. and to add the following:

Name	Position and Recent Business Experience
Joshua P. Marston	Mr. Marston, serves as a Debt Securities Portfolio Manager, and has been employed in the MFS investment management area since 1999. Mr. Marston has co-managed the Portfolio since November 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Investors Trust

ING MFS Total Return Portfolio

(“Portfolio”)

Supplement dated December 29, 2008

to the Adviser Class (“ADV Class”), Institutional Class (“Class I”),

Service Class (“Class S”) and Service 2 Class (“Class S2”)

Statement of Additional Information (“SAI”)

dated April 28, 2008

Effective November 20, 2008, Joshua P. Marston replaced Gregory W. Locraft, Jr. as a portfolio manager to the Portfolio.  The ADV Class, Class I, Class S and Class S2 SAI is amended to reflect the following:

1.                                       All references to Gregory W. Locraft, Jr. are hereby deleted and replaced with Joshua P. Marston.

2.                                       The table entitled “Other Managed Accounts” beginning on page 195 and the table entitled “Portfolio Manager Ownership of Securities” on page 197 under the section entitled “Other Information About Portfolio Managers” in the SAI is hereby amended to include the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joshua P. Marston (1)	4	$10.5 billion	0	$0	19	$3.9 billion

1.                                       The information is as of November 30, 2008.

Dollar Range of
Portfolio Manager	Fund Shares Owned
Joshua P. Marston (1)	None

1.                                       The information is as of November 30, 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE